Related party transactions (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Stock Repurchased During Period, Shares	85,654
Stock Repurchased During Period, Value		$ 11,262,750	$ 2,993,931
GA Holdings LLC [Member]
Related Party Transaction [Line Items]
Stock Repurchased During Period, Shares		1,435,654
Stock Repurchased During Period, Value		$ 11,100,000